Net Loss per Share (Detail) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Loss per Share
Antidilutive common stock equivalents	3,503,788	1,825,652	3,064,344	1,829,007	7,025,747
Options to purchase common stock - issued
Net Loss per Share
Antidilutive common stock equivalents	3,376,921	1,807,118	2,756,921	1,810,155	88,346
Inducement grants - issued
Net Loss per Share
Antidilutive common stock equivalents	108,333		288,889
Unvested restricted common stock
Net Loss per Share
Antidilutive common stock equivalents				318	3,342
Warrants to purchase common stock
Net Loss per Share
Antidilutive common stock equivalents	18,534	18,534	18,534	18,534	18,534
Convertible preferred stock
Net Loss per Share
Antidilutive common stock equivalents					6,915,525